Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of intangible assets

	Goodwill	Licenses with indefinite useful life	Trademarks	Customer relationships	Software	Education content	Developed technology	Educational platform	Software in progress	Total

Cost
As of January 1, 2019	169,535	445,616	-	63,303	8,288	-	-	577	1,175	688,494
Additions (i) (ii)	4,030	108,000	-	-	1,101	-	-	8,769	875	122,775
Business combinations	285,844	150,156	32,111	62,110	-	17,305	-	2,845	-	550,371
As of December 31, 2019	459,409	703,772	32,111	125,413	9,389	17,305	-	12,191	2,050	1,361,640
Additions	-	-	-	-	4,175	-	-	15,227	247	19,649
Disposals	-	-	-	-	(460)	-	-	-	-	(460)
Business combinations	351,247	747,498	42,903	158,126	3,117	-	355	484	-	1,303,730
As of December 31, 2020	810,656	1,451,270	75,014	283,539	16,221	17,305	355	27,902	2,297	2,684,559
Additions (iii)	-	108,000	-	684	3,044	-	996	39,686	23,700	176,110
Disposals *	-	-	-	-	1,020	-	-	(2,743)	(417)	(2,140)
Business combinations	373,680	606,136	58,355	147,054	1,474	-	33,046	11,599	3,267	1,234,611
As of December 31, 2021	1,184,336	2,165,406	133,369	431,277	21,759	17,305	34,397	76,444	28,847	4,093,140

Amortization
As of January 1, 2019	-	-	-	(2,945)	(3,080)	-	-	-	-	(6,025)
Amortization	-	-	(1,150)	(34,927)	(1,456)	(4,876)	-	(868)	-	(43,277)
As of December 31, 2019	-	-	(1,150)	(37,872)	(4,536)	(4,876)	-	(868)	-	(49,302)
Amortization	-	-	(2,352)	(47,960)	(2,180)	(2,816)	(32)	(7,367)	-	(62,707)
Disposals	-	-	-	-	460	-	-	-	-	460
As of December 31, 2020	-	-	(3,502)	(85,832)	(6,256)	(7,692)	(32)	(8,235)	-	(111,549)
Amortization	-	-	(5,027)	(56,438)	(5,844)	(8,980)	(625)	(3,608)	-	(80,522)
Disposals	-	-	-	-	(599)	-	-	365	-	(234)
As of December 31, 2021	-	-	(8,529)	(142,270)	(12,699)	(16,672)	(657)	(11,478)	-	(192,305)

Net book value
As of December 31, 2021	1,184,336	2,165,406	124,840	289,007	9,060	633	33,740	64,966	28,847	3,900,835
As of December 31, 2020	810,656	1,451,270	71,512	197,707	9,965	9,613	323	19,667	2,297	2,573,010

*	the Company performed physical inventory procedures in some of the subsidiaries for the year ended December 31, 2021 and the final adjustments (R$103 of costs net of depreciation) were recorded as disposals above.

(i)	The amount of R$4,030 added to goodwill relates to adjustments during the measurement period of the business combination of IESP in respect to amounts to be included as part of the purchase price allocation at acquisition date mainly related to impairment of receivables.

(ii)	On August 13, 2019, Afya Brazil entered into a purchase agreement with the shareholders of IPEC for the acquisition of 100% of IPEC. IPEC was a non-operational postsecondary education institution with governmental authorization to offer on-campus post-secondary undergraduate courses in medicine in the State of Pará, that started its operation in September 2019. . Management assessed the aspects of such transaction and concluded that the transaction does not fall under the definition of business, but an acquisition of license with indefinite useful life recognized in intangible assets Prior to the acquisition date, IPEC had no significant assets and liabilities. The purchase price of R$ 108,000 is comprised of: i) R$ 54,000 paid in cash on the acquisition date; ii) R$ 54,000 is payable in two equal instalments of R$ 27,000 payable annually from August 13, 2020 to August 13, 2021, and adjusted by the CDI rate.

(iii)	On November 05, 2021 Secretary of Regulation and Supervision of Higher Education of the Ministry of Education ("MEC") authorized the operation of 120 medical school seats in Garanhuns, for which our shareholder Nicolau Carvalho Esteves entered into an agreement with Afya Brazil pursuant to which he assigned to Afya Brazil the right to develop the ITPAC Garanhuns greenfield unit, a medical school in the city of Garanhuns, State of Pernambuco. Management assessed the aspects of such transaction and concluded that the transaction does not fall under the definition of business, but an acquisition of license with indefinite useful life recognized in intangible assets. Total purchase price was R$108,000 of which 50% was paid in cash on the transaction closing date and 50% in two equal annual installments, adjusted by the CDI rate.

Schedule of assumptions for impairment test

The carrying amounts of goodwill and licenses with indefinite useful life by CGU and their carrying amount as of December 31, 2021 and 2020 was:

	Carrying amount
CGU	Goodwill		Licenses with indefinite useful life		CGU

	2021	2020	2021	2020	2021	2020
IPTAN	17,446	17,446	57,214	57,214	140,522	126,397
IESVAP	27,956	27,956	81,366	81,366	112,260	112,898
CCSI	4,664	4,664	56,737	56,737	49,030	48,411
IESP	73,838	73,838	179,693	179,693	346,286	380,410
FADEP	49,661	49,661	70,606	70,606	153,791	160,787
Medcel and CBBW*	139,294	139,294	-	-	235,300	219,359
FASA	58,903	58,903	144,507	144,507	302,330	267,279
IPEMED	87,647	87,647	-	-	126,965	119,227
IPEC	-	-	108,000	108,000	131,360	122,325
UniRedentor	77,662	77,662	121,477	121,477	246,320	253,370
UniSL	4,420	4,420	249,387	249,387	305,044	258,234
FESAR	71,664	71,664	141,616	141,616	279,038	263,914
FCMPB	110,483	110,483	235,018	235,018	401,244	380,682
Practice Management Tools & Electronic Prescription	113,362	-	-	-	227,909	-
Clinical Decision Software	87,018	87,018	-	-	147,592	149,805
Medical Harbour	4,022	-	-	-	9,150	-
Moc	87,777	-	184,597	5,649	356,789	7,230
Unigranrio	130,073	-	421,538	-	630,185	-
RXPRO	38,446	-	-	-	46,788	-

*	CBBW as merged by Medcel on May 1, 2020.

Schedule of estimated useful lives

The estimated useful lives of intangible assets are as follows:

Customer relationships – medicine	6 years
Customer relationships – other courses	4.5 years
Software license	5 years
Education content	3 years
Trademarks	2 - 30 years
Developed technology	5 years